INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
INVENTORIES
Schedule of inventories

	2018	2017

Finished goods	$88.8	$87.6
Programs, broadcast and distribution rights	77.3	78.2
Raw materials and supplies	20.2	22.3
	$186.3	$188.1